SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 10	$ 10
Derivative assets	113	248
Total financial assets	123	258
Payment obligation related to acquisition	7,239
Payment obligation Sweet IM former shareholders:		16,427
Total financial liabilities	7,239	16,427
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	10	10
Derivative assets
Total financial assets	10	10
Payment obligation related to acquisition
Payment obligation Sweet IM former shareholders:
Total financial liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Derivative assets	113	248
Total financial assets	113	248
Payment obligation related to acquisition
Payment obligation Sweet IM former shareholders:
Total financial liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Derivative assets
Total financial assets
Payment obligation related to acquisition	7,239
Payment obligation Sweet IM former shareholders:		16,427
Total financial liabilities	$ 7,239	$ 16,427